Organization (Details) - USD ($)	1 Months Ended
	Dec. 31, 2023	Apr. 30, 2023	Mar. 29, 2024	Mar. 25, 2024
Organization [Line Items]
Share issued	71,897,268	24,167
Issued ordinary shares	718,973
Net proceeds (in Dollars)	$ 9,000
IPO [Member]
Organization [Line Items]
Issued ordinary shares		2,416,667
Net proceeds (in Dollars)		$ 13,000,000
Subsequent Event [Member]
Organization [Line Items]
Issued ordinary shares			2,460,937	100
Ordinary Shares par value (in Dollars per share)				$ 0.0000001
Shares, unissued				1
Shares unissued price per share (in Dollars per share)				$ 0.00001
Ordinary Shares issued			246,093,671
Ordinary shares outstanding			246,093,671